Eaton Vance

Floating-Rate Income Trust

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 134.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		537	$537,656
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		325	317,439
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		428	341,217
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,859	6,824,221
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,841	2,817,927
Wesco Aircraft Hardware Corp.
Term Loan, 5.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		927	927,188
WP CPP Holdings, LLC
Term Loan, 6.01%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		2,331	2,333,340

			$14,098,988

Automotive — 3.5%
Adient US, LLC
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		1,525	$1,481,394
American Axle and Manufacturing, Inc.
Term Loan, 4.43%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		2,719	2,672,221
Belron Finance US, LLC
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		591	592,847
Chassix, Inc.
Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,478	1,433,175
Dayco Products, LLC
Term Loan, 6.37%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,100	1,039,205
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	475	519,004
Term Loan, 4.82%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		273	270,890
IAA, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		625	629,688
L&W, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		866	840,263
Panther BF Aggregator 2 L.P.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,800	3,744,550
Tenneco, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,806	3,554,527
Thor Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,211	1,179,853
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	866	941,936
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		990	984,476

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	995	$996,494

		$20,880,523

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,710	$2,700,090
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,116	1,031,843
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	790,000

		$4,521,933

Brokerage/Securities Dealers/Investment Houses — 0.2%
Blackstone Mortgage Trust, Inc.
Term Loan, 4.62%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026	400	$402,000
OZ Management L.P.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	140	139,650
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.76%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	600	601,500

		$1,143,150

Building and Development — 4.0%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	2,786	$2,765,154
Beacon Roofing Supply, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	617	613,561
Brookfield Property REIT, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	1,017	994,106
Core & Main L.P.
Term Loan, 5.27%, (2 mo. USD LIBOR + 2.75%), Maturing August 1, 2024	1,185	1,183,870
CPG International, Inc.
Term Loan, 5.93%, (3 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,999	1,982,550
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,905	5,917,156
Henry Company, LLC
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	440	439,955
NCI Building Systems, Inc.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	819	797,638
Quikrete Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,788	2,762,755
RE/MAX International, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,064	2,051,164
Realogy Group, LLC
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	900	873,675
Summit Materials Companies I, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	665	663,296
Werner FinCo L.P.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,131	1,105,175
WireCo WorldGroup, Inc.
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	632	631,861
Term Loan - Second Lien, 11.11%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,300	1,295,937

		$24,077,853

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 12.7%
Acosta Holdco, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,291	$817,987
Adtalem Global Education, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		421	422,503
AlixPartners, LLP
Term Loan, 3.25%, (2 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	798	879,417
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,398	2,404,926
Allied Universal Holdco, LLC
Term Loan, 2.13%, Maturing July 10, 2026(2)		194	193,875
Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,956	1,958,141
Altran Technologies S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,541	1,701,055
AppLovin Corporation
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,534	3,537,002
Belfor Holdings, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		575	580,017
Bracket Intermediate Holding Corp.
Term Loan, 6.47%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		943	941,696
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.51%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		564	537,752
Camelot UK Holdco Limited
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,138	1,143,323
Ceridian HCM Holding, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,563	1,567,682
Change Healthcare Holdings, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		5,667	5,605,405
CM Acquisition Co.
Term Loan, 12.15%, (1 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		281	283,308
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.87%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		2,563	2,547,401
Deerfield Dakota Holding, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		1,646	1,603,218
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,383	1,368,675
EIG Investors Corp.
Term Loan, 5.88%, (USD LIBOR + 3.75%), Maturing February 9, 2023(4)		4,358	4,286,276
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.15%, (6 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		419	419,410
Garda World Security Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,072	2,075,614
Term Loan, 6.26%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	953	714,940
IG Investment Holdings, LLC
Term Loan, 6.20%, (USD LIBOR + 4.00%), Maturing May 23, 2025(4)		2,628	2,609,423
IRI Holdings, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.50%), Maturing December 1, 2025(4)		2,239	2,132,409
Iron Mountain, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		913	904,303
J.D. Power and Associates
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		3,414	3,422,049
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		513	514,307

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,300	$6,303,251
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,754	2,738,363
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	425,000
Monitronics International, Inc.
Term Loan, 8.61%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		1,607	1,478,500
NCR Corporation
Term Loan, Maturing August 8, 2026(5)		455	454,431
Term Loan, Maturing August 8, 2026(5)		520	519,350
PGX Holdings, Inc.
Term Loan, 7.37%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,330	1,236,917
Ping Identity Corporation
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		371	371,250
Pre-Paid Legal Services, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		530	529,049
Prime Security Services Borrower, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,410	2,411,939
Prometric Holdings, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		321	313,724
Red Ventures, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,505	1,505,989
SMG US Midco 2, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		247	245,795
Solera, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,371	2,363,081
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,797	3,719,056
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	1,602	1,772,390
Tempo Acquisition, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,916	1,918,799
Vestcom Parent Holdings, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		554	521,092
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		266	261,520
West Corporation
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		347	309,684
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,157	1,044,531
Zephyr Bidco Limited
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	775	920,623

			$76,536,448

Cable and Satellite Television — 4.9%
Altice France S.A.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		792	$780,060
Term Loan, 6.20%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,252	1,243,860
CSC Holdings, LLC
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,733	3,719,416
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,095	1,088,116
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,358	1,359,510

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	489	$531,304
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,979	1,925,003
Radiate Holdco, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,038	2,018,598
Telenet Financing USD, LLC
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,750	2,746,562
Virgin Media Bristol, LLC
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		7,400	7,406,941
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,425	2,671,488
Ziggo Secured Finance Partnership
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,804,850

			$29,295,708

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,337	$1,301,906
Aruba Investments, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		986	979,896
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,679	2,668,131
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	639	687,803
Emerald Performance Materials, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		544	543,688
Term Loan - Second Lien, 9.86%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		625	617,188
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		354	353,544
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		362	361,230
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		440	439,216
Flint Group GmbH
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		159	129,132
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		960	781,140
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,269	2,271,822
H.B. Fuller Company
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,811	1,804,396
Hexion, Inc.
DIP Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,600	1,757,380
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		775	775,000
INEOS Enterprises Holdings Limited
Term Loan, Maturing July 25, 2026(5)	EUR	200	217,612
INEOS Enterprises Holdings US Finco, LLC
Term Loan, Maturing July 25, 2026(5)		275	273,453
Ineos Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,226	3,494,875
Invictus U.S., LLC
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		518	512,930

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,015	$1,012,919
Messer Industries GmbH
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,546	1,538,153
Minerals Technologies, Inc.
Term Loan, 4.45%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		928	932,008
Momentive Performance Materials, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		475	465,500
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	821	905,159
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,146	1,136,101
Platform Specialty Products Corporation
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		697	697,226
PMHC II, Inc.
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		395	345,625
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		995	956,444
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,621	2,622,907
Pregis TopCo Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		675	673,031
Spectrum Holdings III Corp.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		359	332,941
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	475	521,886
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		3,042	2,944,906
Tronox Finance, LLC
Term Loan, 4.95%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		3,309	3,289,940
Univar, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,222	2,226,424
Venator Materials Corporation
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		418	410,777

			$40,982,289

Conglomerates — 0.3%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.26%, (3 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,496	$1,488,769
Penn Engineering & Manufacturing Corp.
Term Loan, 4.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		262	259,428

			$1,748,197

Containers and Glass Products — 3.9%
Berlin Packaging, LLC
Term Loan, 5.22%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		272	$267,060
Berry Global, Inc.
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		873	874,763
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	325	358,977
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,025	1,026,153
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,535	2,466,886
Consolidated Container Company, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		418	412,011

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,424	$3,271,808
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,449,535
Libbey Glass, Inc.
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,101	842,308
Pelican Products, Inc.
Term Loan, 5.70%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		644	624,195
Reynolds Group Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,727	5,730,351
Ring Container Technologies Group, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		903	888,626
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,354	1,440,148
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		764	732,473
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,493	1,644,386
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,525	1,679,403

			$23,709,083

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,019	$1,918,336

			$1,918,336

Drugs — 5.5%
Albany Molecular Research, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		835	$807,288
Term Loan - Second Lien, 9.11%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	497,500
Alkermes, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		399	399,149
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,761	3,428,891
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,352	2,178,817
Bausch Health Companies, Inc.
Term Loan, 5.20%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		6,091	6,107,455
Catalent Pharma Solutions, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		873	876,995
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		6,586	6,034,176
Horizon Pharma, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		2,196	2,199,438
Jaguar Holding Company II
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,982	6,956,997
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,947	2,243,704
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		1,574	1,198,036

			$32,928,446

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 4.39%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,162	$2,166,054

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,985	$1,883,493
GFL Environmental, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,575	2,554,115
Patriot Container Corp.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		148	148,125
US Ecology, Inc.
Term Loan, Maturing August 15, 2026(5)		275	276,547

			$7,028,334

Electronics/Electrical — 18.1%
Almonde, Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,765	$3,641,025
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		3,052	3,047,192
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,200	2,224,750
Aptean, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		549	547,253
Term Loan - Second Lien, 10.83%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,525	1,509,750
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		772	774,715
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	299	325,606
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,433	3,251,916
Barracuda Networks, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		2,524	2,525,721
Canyon Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	491	539,908
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,590	1,581,088
Carbonite, Inc.
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		441	440,450
Celestica, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		373	367,528
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		819	796,295
CommScope, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,850	1,845,952
CPI International, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		712	707,861
Datto, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		375	377,890
DigiCert, Inc.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		4,982	4,987,479
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,341	1,343,977
Energizer Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		565	564,578
Epicor Software Corporation
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,580	4,579,372

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		663	$662,773
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		517	512,587
Financial & Risk US Holdings, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,219	1,225,623
Flexera Software, LLC
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		272	271,921
GlobalLogic Holdings, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		456	456,686
Hyland Software, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		4,545	4,540,276
Term Loan - Second Lien, 9.11%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		3,825	3,847,713
Infoblox, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,056	2,054,567
Infor (US), Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,113	7,120,023
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	345	381,354
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		4,583	4,592,634
MA FinanceCo., LLC
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,843	2,827,631
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		506	494,238
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,281	1,174,920
Microchip Technology Incorporated
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,595	1,600,629
Mirion Technologies, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		449	451,058
MKS Instruments, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		374	375,816
MTS Systems Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		542	542,993
Renaissance Holding Corp.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,287	1,262,869
Term Loan - Second Lien, 9.11%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	192,333
Seattle Spinco, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,415	3,337,711
SGS Cayman L.P.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		398	392,984
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		5,007	4,199,732
SolarWinds Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		3,455	3,455,906
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		1,271	1,273,829
SS&C Technologies, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		1,881	1,885,067
SurveyMonkey, Inc.
Term Loan, 5.89%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		1,055	1,051,401

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sutherland Global Services, Inc.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,709	$1,688,239
Switch, Ltd.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		270	270,174
Tibco Software, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026		1,264	1,265,840
TriTech Software Systems
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		920	864,386
TTM Technologies, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		297	296,829
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,283	4,277,971
Term Loan, 6.20%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		2,601	2,608,275
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		1,775	1,781,656
Ultra Clean Holdings, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		905	873,368
VeriFone Systems, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,267	1,214,158
Veritas Bermuda, Ltd.
Term Loan, 6.65%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		2,403	2,289,803
Vero Parent, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		2,579	2,572,811
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		726	705,963
Western Digital Corporation
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,681	1,678,468

			$108,553,521

Equipment Leasing — 0.1%
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		617	$615,387

			$615,387

Financial Intermediaries — 4.3%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		475	$473,813
Aretec Group, Inc.
Term Loan, 6.36%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		3,635	3,539,877
Citco Funding, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,813	2,814,795
Claros Mortgage Trust, Inc.
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026		825	826,011
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)		3,222	821,634
Donnelley Financial Solutions, Inc.
Term Loan, 5.20%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		124	124,130
EIG Management Company, LLC
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		272	273,260
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	828,335
Focus Financial Partners, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		3,080	3,092,511

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		571	$572,114
Greenhill & Co., Inc.
Term Loan, 5.45%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,175	1,166,188
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,481	1,466,437
Guggenheim Partners, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,124	1,111,030
Harbourvest Partners, LLC
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,107	1,105,888
LPL Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,470	1,475,109
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		109	109,123
Ocwen Loan Servicing, LLC
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020		300	297,472
Starwood Property Trust, Inc.
Term Loan, 4.78%, (2 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		550	552,750
StepStone Group L.P.
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		642	643,480
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		1,459	1,465,474
Virtus Investment Partners, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		620	621,631
Walker & Dunlop, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		2,289	2,293,267

			$25,674,329

Food Products — 4.4%
Alphabet Holding Company, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,555	$2,387,660
Badger Buyer Corp.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		368	320,541
CHG PPC Parent, LLC
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing March 30, 2025	EUR	3,125	3,468,875
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		520	517,470
Del Monte Foods, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,293	1,790,302
Dole Food Company, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,805	1,786,499
Froneri International PLC
Term Loan, 2.38%, (2 mo. EURIBOR + 2.38%), Maturing January 31, 2025	EUR	2,825	3,111,500
Hearthside Food Solutions, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,762	1,713,764
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		498	494,764
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		814	795,732
HLF Financing S.a.r.l.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,117	1,118,579

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	285	$316,079
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,512	1,517,883
JBS USA Lux S.A.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		4,439	4,455,214
Nomad Foods Europe Midco Limited
Term Loan, 4.45%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,280	1,275,561
Post Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,071	1,073,334
Restaurant Technologies, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		224	224,435

			$26,368,192

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		6,294	$6,295,342
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.15%, (USD LIBOR + 6.00%), Maturing June 27, 2025(4)		644	644,288
Dhanani Group, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		484	459,335
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		2,283	2,272,815
NPC International, Inc.
Term Loan, 5.70%, (USD LIBOR + 3.50%), Maturing April 19, 2024(4)		931	679,630
US Foods, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		889	890,993
Term Loan, Maturing August 15, 2026(5)		1,775	1,779,800

			$13,022,203

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		844	$847,648
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		3,232	3,247,091
Diplomat Pharmacy, Inc.
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		500	463,334
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	378,228
Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	415,670

			$5,351,971

Forest Products — 0.1%
Clearwater Paper Corporation
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 27, 2026		350	$351,313

			$351,313

Health Care — 12.1%
Acadia Healthcare Company, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		256	$257,123
ADMI Corp.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,832	1,813,185
Akorn, Inc.
Term Loan, 9.13%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021		1,974	1,835,843

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alliance Healthcare Services, Inc.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		842	$791,656
Term Loan - Second Lien, 12.11%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	521,062
Argon Medical Devices, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		815	813,839
athenahealth, Inc.
Term Loan, 6.68%, (USD LIBOR + 4.50%), Maturing February 11, 2026(4)		2,020	2,012,363
Athletico Management, LLC
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		572	572,125
Avantor, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		505	510,049
BioClinica, Inc.
Term Loan, 6.44%, (2 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		1,513	1,460,243
BW NHHC Holdco, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,064	947,182
Carestream Dental Equipment, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,376	1,344,551
Certara L.P.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		983	972,675
CHG Healthcare Services, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,477	3,456,167
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		593	593,964
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		634	635,334
CPI Holdco, LLC
Term Loan, 5.54%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		832	832,424
CryoLife, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		517	518,418
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	981,375
DaVita, Inc.
Term Loan, Maturing August 7, 2026(5)		950	951,358
Ensemble RCM, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		525	525,738
Envision Healthcare Corporation
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,900	3,810,042
Gentiva Health Services, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,558	2,563,117
GHX Ultimate Parent Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		983	966,753
Greatbatch Ltd.
Term Loan, 5.22%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,535	1,544,792
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.39%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,641	3,647,600
Hanger, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,136	1,139,884
Inovalon Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,337	1,338,171
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		551	552,378
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		983	984,869

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,891	$2,898,227
Medical Solutions, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	763	757,245
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,314	3,089,856
National Mentor Holdings, Inc.
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	29	29,240
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	470	469,583
Navicure, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	838	838,116
One Call Corporation
Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,093	1,742,215
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	5,049	4,779,009
Parexel International Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,524	2,387,373
Phoenix Guarantor, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	1,975	1,968,417
Radiology Partners Holdings, LLC
Term Loan, 7.22%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	622	597,292
RadNet, Inc.
Term Loan, 5.86%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,708	1,701,513
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,338	2,333,324
Sotera Health Holdings, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	894	879,413
Sound Inpatient Physicians
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	495	491,442
Surgery Center Holdings, Inc.
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,056	1,011,960
Team Health Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	3,018	2,459,746
Tecomet, Inc.
Term Loan, 5.45%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	833	831,438
U.S. Anesthesia Partners, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,697	1,636,908
Verscend Holding Corp.
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,613	1,619,856
Viant Medical Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	496	489,840
Wink Holdco, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	493	480,187

		$72,386,480

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.76%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,668	$1,000,506
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	5,301	3,564,651

		$4,565,157

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 6.4%
AI Alpine AT Bidco GmbH
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2025		249	$243,153
Altra Industrial Motion Corp.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		740	738,448
Apex Tool Group, LLC
Term Loan, 7.61%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		2,551	2,505,989
Carlisle Foodservice Products, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		272	259,370
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,289	1,289,862
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	739	817,194
CPM Holdings, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		323	316,099
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	400	441,955
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		475	474,109
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	326	356,691
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	815	891,733
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		907	896,091
DXP Enterprises, Inc.
Term Loan, 6.86%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		540	543,752
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,305	1,256,135
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,824	1,765,588
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		323	322,836
EWT Holdings III Corp.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,125	2,128,732
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	395	437,381
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,687	1,688,887
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	426	470,838
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,028	1,031,349
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	929	995,179
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,615	4,510,816
Hayward Industries, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		491	473,442
LTI Holdings, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		496	471,437
Term Loan, 6.86%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		200	193,000
Milacron, LLC
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,534	2,536,040
Pro Mach Group, Inc.
Term Loan, 4.93%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		247	238,003
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	88	97,051
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,812	2,004,412

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Robertshaw US Holding Corp.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		1,062	$992,561
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		248	227,700
Tank Holding Corp.
Term Loan, 6.53%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		500	497,812
Thermon Industries, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		328	326,347
Titan Acquisition Limited
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,135	3,013,035
Welbilt, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,684	1,671,804
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,000	1,108,372

			$38,233,203

Insurance — 5.4%
Alliant Holdings Intermediate, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,557	$2,491,109
Term Loan, 5.45%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		475	470,027
AmWINS Group, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,733	3,733,011
Asurion, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,652	4,662,809
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,294	2,299,635
Term Loan - Second Lien, 8.61%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		4,200	4,265,625
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	606,744
FrontDoor, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		496	498,099
Hub International, Ltd.
Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		5,247	5,153,771
NFP Corp.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		3,732	3,662,242
Sedgwick Claims Management Services, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,269	1,234,689
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,643	3,563,596

			$32,641,357

Leisure Goods/Activities/Movies — 5.8%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,945	$1,954,039
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,625	4,002,107
Ancestry.com Operations, Inc.
Term Loan, Maturing August 22, 2026(5)		3,375	3,344,061
Bombardier Recreational Products, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,754	4,735,071
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,410	2,174,639

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	913	$1,003,913
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,788	1,777,980
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	1,750,993
Emerald Expositions Holding, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,181	1,154,185
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	950	1,049,753
Lindblad Expeditions, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		343	345,128
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,373	1,380,511
Match Group, Inc.
Term Loan, 4.66%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	560,602
NASCAR Holdings, Inc.
Term Loan, Maturing July 26, 2026(5)		800	805,417
Sabre GLBL, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,034	1,036,646
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,934	1,935,320
SRAM, LLC
Term Loan, 4.99%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,427	1,430,909
Steinway Musical Instruments, Inc.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		913	902,020
Travel Leaders Group, LLC
Term Loan, 6.17%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		990	994,950
UFC Holdings, LLC
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		1,881	1,882,750
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	678	749,741
Term Loan, Maturing June 18, 2026(5)	EUR	122	134,811

			$35,105,546

Lodging and Casinos — 4.9%
Aimbridge Acquisition Co., Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		274	$274,998
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,125	1,127,357
Azelis Finance S.A.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,000	2,207,991
Boyd Gaming Corporation
Term Loan, 4.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		946	947,500
CityCenter Holdings, LLC
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,675	2,678,333
Eldorado Resorts, LLC
Term Loan, 4.42%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		840	838,679
ESH Hospitality, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,261	1,260,610
Golden Nugget, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,343	4,349,066

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,350	$1,486,499
Term Loan, 4.02%, (3 mo. GBP LIBOR + 3.25%), Maturing March 29, 2024	GBP	445	542,174
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,185	1,187,407
Hanjin International Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	550,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,032	2,035,923
Playa Resorts Holding B.V.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,602	2,494,948
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	1,000	1,110,898
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,881	3,894,255
VICI Properties 1, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,320,849

			$29,307,487

Nonferrous Metals/Minerals — 0.6%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		148	$120,212
Murray Energy Corporation
Term Loan, 9.36%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,068	1,050,787
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		942	56,517
Oxbow Carbon, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,431	1,424,055
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,092,730

			$3,744,301

Oil and Gas — 3.8%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		762	$761,973
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		289	289,455
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,050	1,051,531
Centurion Pipeline Company, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		274	273,967
CITGO Holding, Inc.
Term Loan, 9.24%, (1 mo. USD LIBOR + 7.00%), Maturing July 24, 2023		275	279,125
CITGO Petroleum Corporation
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		1,048	1,049,060
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		3,267	3,303,564
Delek US Holdings, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		594	592,084
Equitrans Midstream Corporation
Term Loan, 6.61%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		2,015	2,012,356
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,775	2,453,397
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		1,400	1,404,959
McDermott Technology Americas, Inc.
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		2,258	2,078,892

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,494	$2,443,875
PSC Industrial Holdings Corp.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	763	761,944
Sheridan Investment Partners II L.P.
Term Loan, 0.00%, Maturing December 16, 2020(6)	38	21,570
Term Loan, 0.00%, Maturing December 16, 2020(6)	102	57,838
Term Loan, 0.00%, Maturing December 16, 2020(6)	736	415,779
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	122	94,830
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	200	155,254
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,507	1,171,653
UGI Energy Services, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	1,100	1,101,375
Ultra Resources, Inc.
Term Loan, 6.15%, (5.90% cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024	1,548	1,104,760

		$22,879,241

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,204	$1,196,040
Getty Images, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,766	1,761,710
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	893	701,245
LSC Communications, Inc.
Term Loan, 7.63%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	859	728,753
ProQuest, LLC
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,917	1,918,413
Tweddle Group, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	235	218,998

		$6,525,159

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	414	$391,554
Cumulus Media New Holdings, Inc.
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,496	1,502,484
Diamond Sports Group, LLC
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	3,200	3,208,480
E.W. Scripps Company (The)
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	324	324,745
Entercom Media Corp.
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,066	1,066,633
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	959	939,432
Gray Television, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	255,131
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	746	747,049
Hubbard Radio, LLC
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	846	845,782

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
iHeartCommunications, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	2,352	$2,363,641
Mission Broadcasting, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	359	358,281
Nexstar Broadcasting, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,804	1,798,537
Term Loan, Maturing June 19, 2026(5)	525	525,562
Sinclair Television Group, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	540	539,367
Term Loan, 4.70%, (1 mo. USD LIBOR + 2.50%), Maturing July 17, 2026	675	675,982
Univision Communications, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,793	3,635,511

		$19,178,171

Retailers (Except Food and Drug) — 2.7%
Apro, LLC
Term Loan, 6.30%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	289	$290,335
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,370	1,368,719
Bass Pro Group, LLC
Term Loan, 7.11%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,400	1,336,185
BJ’s Wholesale Club, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	987	989,040
Coinamatic Canada, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	46	45,800
David’s Bridal, Inc.
Term Loan, 9.62%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	268	268,436
Term Loan, 10.12%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	1,019	738,587
Global Appliance, Inc.
Term Loan, 6.12%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	998	994,826
Hoya Midco, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,072	2,028,136
J. Crew Group, Inc.
Term Loan, 5.20%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,109	2,413,218
LSF9 Atlantis Holdings, LLC
Term Loan, 8.21%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,045	978,381
PetSmart, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	3,627	3,523,692
PFS Holding Corporation
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,344	902,591
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	546	144,756
Radio Systems Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	441	435,488

		$16,458,190

Steel — 1.2%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,382	$1,385,671
GrafTech Finance, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,781	2,713,491
Neenah Foundry Company
Term Loan, 8.70%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)	757	749,535

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Phoenix Services International, LLC
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		888	$877,312
Zekelman Industries, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		1,211	1,212,425

			$6,938,434

Surface Transport — 0.9%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		288	$289,062
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		394	392,689
Hertz Corporation (The)
Term Loan, 4.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,095	1,093,664
Kenan Advantage Group, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		118	114,300
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		388	375,866
PODS, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		663	658,528
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,658	1,605,617
XPO Logistics, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	652,148

			$5,181,874

Telecommunications — 6.0%
CenturyLink, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,491	$5,423,875
Colorado Buyer, Inc.
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,670	1,566,612
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,793	1,542,787
eircom Finco S.a.r.l.
Term Loan, Maturing May 15, 2026(5)	EUR	775	854,292
eircom Holdings (Ireland) Limited
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing May 15, 2026	EUR	2,017	2,222,415
Frontier Communications Corp.
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,034	2,014,680
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,788,497
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,718	2,545,971
Intelsat Jackson Holdings S.A.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,400	2,403,250
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,600	1,614,000
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	1,021,142
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,760	1,469,183
Plantronics, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,356	1,352,915
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,715	3,695,927
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		821	821,003

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 7.20%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	1,037	$970,451
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	5,001	5,013,760

		$36,320,760

Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	2,413	$2,419,913
Calpine Construction Finance Company L.P.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	953	952,725
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,384	3,387,283
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	950	950,296
Granite Acquisition, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,638	2,651,396
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	120	120,201
Lightstone Holdco, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	86	83,107
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,524	1,473,494
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,168	2,661,120
Pike Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026	539	539,799
Talen Energy Supply, LLC
Term Loan, 5.96%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	800	790,000
USIC Holdings, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	198	195,575

		$16,224,909

Total Senior Floating-Rate Loans (identified cost $834,847,085)		$804,496,473

Corporate Bonds & Notes — 11.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	10	$10,505
TransDigm, Inc.
6.50%, 7/15/24	1,038	1,075,627
6.25%, 3/15/26(8)	400	432,492
7.50%, 3/15/27(8)	563	606,633

		$2,125,257

Automotive — 0.3%
Navistar International Corp.
6.625%, 11/1/25(8)	617	$627,797

Security	Principal Amount* (000’s omitted)	Value
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(8)	958	$936,445

		$1,564,242

Building and Development — 0.2%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	5	$5,225
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	53	47,303
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	123,900
Standard Industries, Inc.
6.00%, 10/15/25(8)	50	52,812
5.00%, 2/15/27(8)	958	984,345
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24	8	8,620

		$1,222,205

Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(8)	958	$1,020,270
EIG Investors Corp.
10.875%, 2/1/24	958	1,011,887
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)	750	776,558
5.75%, 4/15/26(8)	750	783,750
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	427	475,571

		$4,068,036

Cable and Satellite Television — 0.5%
Altice France S.A.
8.125%, 2/1/27(8)	958	$1,058,590
Cablevision Systems Corp.
5.875%, 9/15/22	15	16,083
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	26	26,309
5.75%, 1/15/24	10	10,250
5.375%, 5/1/25(8)	95	98,919
5.75%, 2/15/26(8)	45	47,756
5.50%, 5/1/26(8)	958	1,011,888
CSC Holdings, LLC
5.25%, 6/1/24	10	10,725
DISH DBS Corp.
6.75%, 6/1/21	20	21,116
5.875%, 7/15/22	983	1,021,091
5.875%, 11/15/24	5	4,775

		$3,327,502

Chemicals and Plastics — 0.1%
Chemours Co. (The)
7.00%, 5/15/25	425	$420,750

Security	Principal Amount* (000’s omitted)	Value
W.R. Grace & Co.
5.125%, 10/1/21(8)	30	$31,275
5.625%, 10/1/24(8)	15	16,275

		$468,300

Conglomerates — 0.0%(9)
Spectrum Brands, Inc.
6.625%, 11/15/22	17	$17,340
5.75%, 7/15/25	75	78,375

		$95,715

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,063

		$26,063

Containers and Glass Products — 1.0%
Berry Global, Inc.
6.00%, 10/15/22	25	$25,531
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	37,406
6.375%, 8/15/25(8)	15	16,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,216	4,231,427
5.803%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	1,050	1,051,313
7.00%, 7/15/24(8)	958	992,129

		$6,353,931

Drugs — 0.9%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	887	$919,420
7.00%, 3/15/24(8)	1,153	1,220,635
5.50%, 11/1/25(8)	1,875	1,973,400
7.00%, 1/15/28(8)	958	1,006,312
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	75	77,625

		$5,197,392

Ecological Services and Equipment — 0.2%
Covanta Holding Corp.
5.875%, 3/1/24	25	$25,750
GFL Environmental, Inc.
8.50%, 5/1/27(8)	958	1,051,405

		$1,077,155

Electronics/Electrical — 0.3%
CommScope, Inc.
6.00%, 3/1/26(8)	1,000	$1,023,500
Energizer Holdings, Inc.
7.75%, 1/15/27(8)	958	1,050,207
Infor (US), Inc.
6.50%, 5/15/22	50	51,000

		$2,124,707

Security	Principal Amount* (000’s omitted)		Value
Entertainment — 0.2%
Merlin Entertainments PLC
5.75%, 6/15/26(8)		958	$1,001,110

			$1,001,110

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$41,300
6.25%, 5/15/26(8)		958	1,002,355
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	89,157
Navient Corp.
5.00%, 10/26/20		30	30,788

			$1,163,600

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 6/15/25(8)		938	$909,860
Iceland Bondco PLC
5.017%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	210	256,160
Post Holdings, Inc.
8.00%, 7/15/25(8)		20	21,575
5.625%, 1/15/28(8)		958	1,023,862

			$2,211,457

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$65,406

			$65,406

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		1,300	$744,250

			$744,250

Health Care — 1.4%
Avantor, Inc.
6.00%, 10/1/24(8)		1,425	$1,531,875
Centene Corp.
4.75%, 5/15/22		20	20,570
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,650	1,602,727
Eagle Holding Co. II, LLC
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(8)(13)		958	971,172
HCA Healthcare, Inc.
6.25%, 2/15/21		90	94,761
HCA, Inc.
5.875%, 2/15/26		25	28,581
5.375%, 9/1/26		958	1,070,565
Hologic, Inc.
4.375%, 10/15/25(8)		30	30,825
Polaris Intermediate Corp.
8.50%, (8.50% cash or 9.25% PIK), 12/1/22(8)(13)		265	223,925

Security	Principal Amount* (000’s omitted)	Value
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	1,850	$1,978,899
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)	27	28,114
Teleflex, Inc.
5.25%, 6/15/24	20	20,625
Tenet Healthcare Corp.
6.00%, 10/1/20	60	62,370
4.375%, 10/1/21	675	704,363
8.125%, 4/1/22	45	48,652
6.75%, 6/15/23	10	10,313

		$8,428,337

Insurance — 0.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)	40	$40,950
AssuredPartners, Inc.
7.00%, 8/15/25(8)	958	960,395

		$1,001,345

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22	45	$48,094
5.875%, 2/15/25	55	60,844
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	33	19,470

		$128,408

Leisure Goods/Activities/Movies — 0.5%
Mattel, Inc.
6.75%, 12/31/25(8)	958	$986,740
National CineMedia, LLC
6.00%, 4/15/22	775	783,719
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,750
5.25%, 11/15/23(8)	40	41,300
Viking Cruises, Ltd.
6.25%, 5/15/25(8)	45	46,800
5.875%, 9/15/27(8)	958	996,320

		$2,880,629

Lodging and Casinos — 0.7%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	958	$977,160
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	35	36,269
Golden Nugget, Inc.
8.75%, 10/1/25(8)	726	763,207
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	16,444
MGM Resorts International
6.625%, 12/15/21	90	98,100
7.75%, 3/15/22	25	28,131

Security	Principal Amount* (000’s omitted)	Value
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	$30,900
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)	958	1,019,072
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)	958	993,925

		$3,963,208

Nonferrous Metals/Minerals — 0.0%(9)
New Gold, Inc.
6.25%, 11/15/22(8)	12	$11,820

		$11,820

Oil and Gas — 1.3%
Antero Resources Corp.
5.375%, 11/1/21	100	$97,250
5.625%, 6/1/23	5	4,638
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(8)	958	969,975
Centennial Resource Production, LLC
6.875%, 4/1/27(8)	958	962,790
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	775	781,781
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	131,950
Energy Transfer Operating, L.P.
5.875%, 1/15/24	35	39,190
Gulfport Energy Corp.
6.625%, 5/1/23	35	28,525
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(8)	958	886,150
Neptune Energy Bondco PLC
6.625%, 5/15/25(8)	1,065	1,070,857
Newfield Exploration Co.
5.625%, 7/1/24	130	143,330
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(8)	15	15,300
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	51,625
Precision Drilling Corp.
6.50%, 12/15/21	1,307	1,309,816
Seven Generations Energy, Ltd.
6.75%, 5/1/23(8)	65	65,487
6.875%, 6/30/23(8)	30	30,531
Tervita Corp.
7.625%, 12/1/21(8)	977	996,540
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,419

		$7,591,154

Publishing — 0.0%(9)
Tribune Media Co.
5.875%, 7/15/22	35	$35,514

		$35,514

Security	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,084
Series B, 6.50%, 11/15/22	100	102,167
iHeartCommunications, Inc.
6.375%, 5/1/26	208	225,280
8.375%, 5/1/27	376	407,851
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	35,189
Sirius XM Radio, Inc.
5.00%, 8/1/27(8)	958	1,014,282
Univision Communications, Inc.
6.75%, 9/15/22(8)	270	274,725

		$2,110,578

Retailers (Except Food and Drug) — 0.2%
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	$143,759
Party City Holdings, Inc.
6.125%, 8/15/23(8)	60	60,150
6.625%, 8/1/26(8)	958	914,890

		$1,118,799

Road & Rail — 0.0%(9)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	45	$46,069

		$46,069

Software and Services — 0.0%(9)
IHS Markit, Ltd.
5.00%, 11/1/22(8)	60	$64,132

		$64,132

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	1,065	$1,146,206

		$1,146,206

Surface Transport — 0.2%
DAE Funding, LLC
5.00%, 8/1/24(8)	958	$1,004,942
XPO Logistics, Inc.
6.50%, 6/15/22(8)	56	57,368

		$1,062,310

Telecommunications — 0.9%
CenturyLink, Inc.
6.75%, 12/1/23	40	$43,450
CommScope Technologies, LLC
6.00%, 6/15/25(8)	50	44,875
5.00%, 3/15/27(8)	963	810,124
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(8)	600	567,000
Hughes Satellite Systems Corp.
6.625%, 8/1/26	958	1,034,640

Security	Principal Amount* (000’s omitted)	Value
Intelsat Jackson Holdings SA
5.50%, 8/1/23	25	$22,875
8.50%, 10/15/24(8)	490	487,550
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,500
Sprint Communications, Inc.
7.00%, 8/15/20	149	155,035
6.00%, 11/15/22	5	5,334
Sprint Corp.
7.25%, 9/15/21	230	247,986
7.875%, 9/15/23	1,423	1,604,432
7.625%, 2/15/25	354	396,923
T-Mobile USA, Inc.
6.375%, 3/1/25	35	36,330
6.50%, 1/15/26	110	118,525

		$5,600,579

Utilities — 0.4%
Calpine Corp.
5.25%, 6/1/26(8)	2,108	$2,142,255
Vistra Energy Corp.
8.125%, 1/30/26(8)	25	26,906

		$2,169,161

Total Corporate Bonds & Notes (identified cost $69,709,415)		$70,194,577

Asset-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.828%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(10)	$500	$489,453
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 8.008%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(10)	2,000	1,826,988
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.93%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(10)	1,000	980,719
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.986%, (3 mo. USD LIBOR + 6.70%), 7/15/32(8)(10)	1,000	978,711
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, (3 mo. USD LIBOR + 7.15%), 10/15/32(8)(14)	400	400,400
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(10)	1,200	1,123,890
Series 2015-5A, Class DR, 8.978%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(10)	500	475,011
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, (3 mo. USD LIBOR + 7.00%), 10/20/32(8)(14)	1,000	1,000,500
Dryden 40 Senior Loan Fund
Series 2015-40A, Class ER, 7.908%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(10)	1,000	928,180
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.948%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(10)	1,000	945,185
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.528%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(10)	1,000	905,645

Security	Principal Amount (000’s omitted)	Value
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 8.226%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(10)	$250	$228,197
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.028%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)	1,200	1,072,373
Kayne CLO, Ltd.
Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(10)	1,000	985,540
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.853%, (3 mo. USD LIBOR + 6.55%), 7/15/32(8)(10)	1,000	999,257
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 9.274%, (3 mo. USD LIBOR + 6.75%), 4/20/31(8)(10)	600	589,006
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(14)	1,000	1,000,000
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(10)	900	853,755
Series 2015-2A, Class DR, 8.778%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(10)	1,200	1,172,886
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(10)	2,000	1,971,584
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.468%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(10)	850	809,635
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 9.023%, (3 mo. USD LIBOR + 6.77%), 7/20/32(8)(10)	1,000	965,845
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.783%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(10)	2,000	1,837,725

Total Asset-Backed Securities (identified cost $23,325,057)		$22,540,485

Common Stocks — 1.6%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	58	$800,068

		$800,068

Automotive — 0.1%
Dayco Products, LLC(15)(16)	20,780	$664,960

		$664,960

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(15)(16)	3,740	$304,810

		$304,810

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(15)(16)	40,989	$491,868

		$491,868

Electronics/Electrical — 0.0%(9)
Answers Corp.(3)(15)	96,908	$196,723

		$196,723

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(15)(16)	68,551	$4,798

		$4,798

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	76,163	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(3)(15)(16)	30,640	$1,871,185
Fieldwood Energy, Inc.(15)(16)	19,189	537,292
Nine Point Energy Holdings, Inc.(3)(16)(17)	758	8
Samson Resources II, LLC, Class A(15)(16)	46,484	1,138,858
Southcross Holdings Group, LLC(3)(15)(16)	67	0
Southcross Holdings L.P., Class A(15)(16)	67	36,012

		$3,583,355

Publishing — 0.4%
ION Media Networks, Inc.(3)(15)	4,429	$2,371,331
Tweddle Group, Inc.(3)(15)(16)	1,944	6,707

		$2,378,038

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(15)(16)	86,335	$224,471
Cumulus Media, Inc.(15)(16)	42,499	577,987
iHeartMedia, Inc., Class A(15)(16)	36,714	506,653

		$1,309,111

Retailers (Except Food and Drug) — 0.0%(9)
David’s Bridal, Inc.(15)(16)	19,732	$19,732

		$19,732

Total Common Stocks (identified cost $7,147,581)		$9,753,463

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Oil and Gas — 0.0%(9)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(16)(17)	14	$11,345

Total Convertible Preferred Stocks (identified cost $14,000)		$11,345

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,386,698
Invesco Senior Income Trust	538,147	2,227,929
Nuveen Credit Strategies Income Fund	406,731	3,050,483
Nuveen Floating Rate Income Fund	164,907	1,576,511
Nuveen Floating Rate Income Opportunity Fund	115,017	1,094,962
Voya Prime Rate Trust	441,753	2,054,151

Total Closed-End Funds (identified cost $13,551,541)		$11,390,734

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value
Oil and Gas — 0.0%(9)
Paragon Offshore Finance Company, Class A(15)(16)	1,707	$939
Paragon Offshore Finance Company, Class B(15)(16)	854	25,193

		$26,132

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(16)	$25,000	$0

		$0

Total Miscellaneous (identified cost $18,573)		$26,132

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.20%(18)	17,930,541	$17,928,748

Total Short-Term Investments (identified cost $17,929,506)		$17,928,748

Total Investments — 156.0% (identified cost $966,542,758)		$936,341,957

Less Unfunded Loan Commitments — (0.1)%		$(486,414)

Net Investments — 155.9% (identified cost $966,056,344)		$935,855,543

Notes Payable — (41.6)%		$(250,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.3)%		$(79,872,482)

Other Assets, Less Liabilities — (1.0)%		$(5,648,125)

Net Assets Applicable to Common Shares — 100.0%		$600,334,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2019, the total value of unfunded loan commitments is $511,314.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at August 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after August 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $71,671,134 or 11.9% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2019.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after August 31, 2019.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,796,223	EUR	1,568,972	Deutsche Bank AG	9/30/19	$68,305	$—
USD	26,009,495	EUR	22,719,982	HSBC Bank USA, N.A.	9/30/19	987,840	—
USD	111,818	EUR	100,000	State Street Bank and Trust Company	9/30/19	1,688	—
USD	16,415,208	EUR	14,640,880	Goldman Sachs International	10/31/19	252,287	—
USD	2,202,429	GBP	1,770,739	State Street Bank and Trust Company	10/31/19	42,701	—
USD	716,900	CAD	951,871	HSBC Bank USA, N.A.	11/29/19	1,152	—
USD	14,177,815	EUR	12,712,565	State Street Bank and Trust Company	11/29/19	114,659	—

						$1,468,632	$—

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At August 31, 2019, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $1,468,632.

At August 31, 2019, the value of the Trust’s investment in affiliated funds was $17,928,748, which represents 3.0% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended August 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.20%	$7,948,260	$71,199,714	$(61,217,052)	$(1,375)	$(799)	$17,928,748	$88,611	17,930,541

Restricted Securities

At August 31, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,722	$8
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$11,345

Total Restricted Securities			$48,722	$11,353

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$801,135,412	$2,874,647	$804,010,059
Corporate Bonds & Notes	—	70,194,577	—	70,194,577
Asset-Backed Securities	—	22,540,485	—	22,540,485
Common Stocks	1,800,979	2,706,462	5,246,022	9,753,463
Convertible Preferred Stocks	—	—	11,345	11,345
Closed-End Funds	11,390,734	—	—	11,390,734
Miscellaneous	—	26,132	0	26,132
Short-Term Investments	—	17,928,748	—	17,928,748
Total Investments	$13,191,713	$914,531,816	$8,132,014	$935,855,543
Forward Foreign Currency Exchange Contracts	$—	$1,468,632	$—	$1,468,632
Total	$13,191,713	$916,000,448	$8,132,014	$937,324,175

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.